Newbuildings (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Newbuildings

(In millions of U.S. dollars)	December 31, 2014	December 31, 2013

Opening balance	312.9	248.7
Additions	441.7	53.9
Capitalized interest and loan related costs	7.1	10.3
Re-classified as Drilling rigs	(589.1)	—
Closing balance	172.6	312.9